Cash Flow Information (Tables)	12 Months Ended
Jan. 31, 2019
Cash Flow Information
Schedule of Cash Flow Information

Reconciliation of net income to net cash provided by operating activities:

	Year Ended 31 January 2019 NZ$000’s	Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	Year Ended 30 June 2016 NZ$000’s
Loss for the year	(49,220)	(37,593)	(15,979)	(20,746)
Cash flows excluded from profit attributable to operating activities
- interest paid on borrowings	3,400	8,792	6,238	10,182
Non-cash flows in profit:
- depreciation and amortisation expense	2,382	3,030	1,842	3,516
- impairment expense	8,173	1,914	292	2,157
- fair value gain/(loss) on Convertible Notes derivative	775	(2,393)	592	-
Changes in assets and liabilities:
- (increase)/decrease in trade and other receivables	14,267	14,925	(4,748)	(6,518)
- (increase)/decrease in current tax receivables	(355)	52	35	(88)
- (increase)/decrease in derivative assets	-	-	-	2,289
- (increase)/decrease in inventories	13,350	6,638	(179)	8,088
- (increase)/decrease in deferred tax asset/(liability)	(692)	-	-	5,589
- (increase)/decrease in related party receivables	6,531	(906)	(3,438)	(5,603)
- increase/(decrease) in trade and other payables	(5,681)	6,956	2,078	(11,113)
- increase/(decrease) in income taxes payable	226	152	635	(483)
- increase/(decrease) in provisions	(522)	39	367	311
- increase/(decrease) in foreign currency derivative liability	(1,712)	(5,104)	(1,343)	5,530
- net exchange differences	(355)	(618)	90	1,849
Cashflows from operations	(9,434)	(4,116)	(13,518)	(5,040)